Condensed Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net revenue	$ 19,335,053	$ 14,578,237	$ 52,761,618	$ 36,024,913
Cost of goods sold	10,759,594	7,441,198	28,364,739	18,548,682
Gross profit	8,575,459	7,137,039	24,396,879	17,476,231
Operating expenses:
Selling and marketing	568,573	474,840	1,590,600	1,133,482
General and administrative	1,184,947	760,005	3,347,284	2,120,472
Research and development	149,191	0	438,936	0
Total operating expenses	1,902,711	1,234,845	5,376,820	3,253,954
Income from operations	6,672,748	5,902,194	19,020,059	14,222,277
Other income (expenses):
Interest income	99,281	19,619	163,084	45,411
Interest expense	0	(135,347)	0	(135,347)
Total other income	99,281	(115,728)	163,084	(89,936)
Income before provision for income taxes	6,772,029	5,786,466	19,183,143	14,132,341
Provision for income taxes	1,696,209	1,448,486	4,865,974	3,535,196
Net income	5,075,820	4,337,980	14,317,169	10,597,145
Less: cumulative dividends on preferred stock	100,081	0	300,243	0
Net income attributable to common shareholders	$ 4,975,739	$ 4,337,980	$ 14,016,926	$ 10,597,145
Net income per common share - basic	$ 0.25	$ 0.24	$ 0.72	$ 0.58
Net income per common share - diluted	$ 0.23	$ 0.24	$ 0.66	$ 0.58
Weighted average number of common shares outstanding - basic	19,600,305	18,200,305	19,600,305	18,200,305
Weighted average number of common shares outstanding - diluted	21,824,325	18,200,305	21,824,325	18,200,305